Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 1,056	$ 3,087
Marketable securities		14
Restricted deposits	34	201
Inventory	67
Prepaid expenses and other current assets	442	388
Total current assets	1,599	3,690
NON-CURRENT ASSETS:
Restricted deposits	29	27
Long-term receivables		10
Right-of-use asset	83
Property and equipment, net	1,436	1,566
Total non-current assets	1,548	1,603
Total Assets	3,147	5,293
CURRENT LIABILITIES:
Accounts payables and accruals	737	778
Other liabilities	47	77
Trade payables	5	39
Current lease liability	88
Total current liabilities	877	894
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares – no par value, Authorized 50,000,000,000 shares. Issued and outstanding 7,794,516,659 and 5,438,836,659 at June 30, 2026 and December 31, 2025, respectively
Additional paid-in capital	95,507	94,343
Accumulated deficit	(93,237)	(89,944)
Total shareholders' equity	2,270	4,399
Total liabilities and shareholders' equity	$ 3,147	$ 5,293